Pursuant to the Fund's procedures adopted under Rule 10f-3, the Fund's Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Focused Dynamic Growth
Issuer	Caris Life Sciences Inc.
Ticker/Cusip	CAI (142152107)
Principal Amount (US$)	493,500,000
Principal Amount (Foreign$)	na
Amount Purchased (US$)	125,328
Amount Purchased (Foreign$)	na
Trade Date	6/17/2025
Price (US$)	21.00
Price-Foreign	na
Underwriter	BAML
Other Syndicate Members:	J.P. Morgan
Goldman Sachs & Co. LLC
Citigroup
Evercore ISI
TD Cowen
Guggenheim Securities
BTIG
Wolfe | Nomura Alliance
Underwriting Spread	4.20%
Currency	USD

Fund	Focused Dynamic Growth
Issuer	Figma Inc.
Ticker/Cusip	FIG (316841105)
Principal Amount (US$)	1,218,923,640
Principal Amount (Foreign$)	na
Amount Purchased (US$)	28,281
Amount Purchased (Foreign$)	na
Trade Date	7/31/2025
Price (US$)	33.00
Price-Foreign	na
Underwriter	Morgan Stanley
Other Syndicate Members:	Goldman Sachs & CO. LLC
Allen & Company LLC
J.P. Morgan
BOFA Securities
Wells Fargo Securities
RBC Capital Markets
William Blair
Wolfe | Nomura Alliance
Underwriting Spread	2.70%
Currency	USD